Fair Value Measurements - Schedule of Fair Value Hierarchy for Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	May 26, 2022
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	$ 33,833	$ 97,714
Public Warrants
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	2,381	5,397
Public Warrants | Level 1
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	2,381	5,397
Private Placement Warrants
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	1,723	3,834
Private Placement Warrants | Level 3
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	1,723	3,834
Earnout Liability
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	32,110	93,880
Earnout Liability | Level 3
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Liability	$ 32,110	$ 93,880